Premises and Equipment:	12 Months Ended
Dec. 31, 2012
Premises and Equipment: [Abstract]
Premises and Equipment:
(4)	Premises and Equipment:

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2012 and December 31, 2011, consisted of the following:

	2012	2011
Land	$5,560	5,560
Land improvements	558	558
Buildings	20,257	20,206
Furniture and equipment	7,427	6,765

	33,802	33,089
Less accumulated depreciation	11,245	9,658

Premises and equipment, net	$22,557	23,431

Depreciation expense was approximately $1,587,000, $1,569,000 and $1,586,000 for the years ended December 31, 2012, 2011 and 2010, respectively.